TRADE AND OTHER PAYABLES, PROVISIONS AND OTHER LONG-TERM LIABILITIES - Narrative (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Trade and other payables [abstract]
Provisions	$ 738,039	$ 467,001
Other long-term liabilities	$ 333,000	$ 700,000